Significant acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of significant transactions [abstract]
Fair value of assets and liabilities acquired through business combinations
(USD billions)	Jun 30, 2026

In-process research and development	11.3

Deferred tax assets	0.6

Other non-current assets	0.2

Marketable securities	0.7

Cash	0.4

Other current assets	0.1

Deferred tax liabilities	-2.5

Other non-current liabilities	-0.1

Current liabilities	-0.1

Net identifiable assets acquired	10.6

Goodwill	1.4

Total purchase consideration for business combinations	12.0

Identifiable net assets acquired through acquisitions applying the optional concentration test
(USD billions)	Jun 30, 2026	Dec 31, 2025

In-process research and development	2.7	3.2

Deferred tax assets [1]	0.0	0.2

Cash and cash equivalents [2]	0.0	0.3

Other current and non-current assets	0.0	0.1

Current and non-current liabilities	0.0	-0.2

Identifiable net assets acquired through acquisitions applying the optional concentration test	2.7	3.6

[1] Deferred tax assets are attributable to tax loss and tax credit carryforwards.
2 H1 2026 includes cash of USD 5 million.
For significant pending transactions, see Note 10. Other interim disclosures — Commitments — Other commitments.